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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

3707 West Maple Road Bloomfield Hills, Michigan	48301
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc.    3707 W. Maple Road    Bloomfield Hills, MI 48301

(Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500

Date of fiscal year end:         December 31, 2011

Date of reporting period:       March 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 91.1%	Shares	Market Value
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	200	$26,098

Consumer Staples - 12.1%
Beverages - 3.0%
PepsiCo, Inc.	15,800	1,017,678

Food & Staples Retailing - 6.7%
Sysco Corporation	45,000	1,246,500
Wal-Mart Stores, Inc.	20,000	1,041,000
		2,287,500
Food Products - 1.5%
Campbell Soup Company	15,000	496,650

Household Products - 0.9%
Clorox Company (The)	2,600	182,182
Colgate-Palmolive Company	1,500	121,140
		303,322
Energy - 16.8%
Energy Equipment & Services - 7.9%
Atwood Oceanics, Inc. *	5,000	232,150
Ensco PLC - ADR	17,500	1,012,200
Nabors Industries Ltd. *	10,000	303,800
Patterson-UTI Energy, Inc.	15,000	440,850
Rowan Companies, Inc. *	5,000	220,900
Schlumberger Limited	5,000	466,300
		2,676,200
Oil, Gas & Consumable Fuels - 8.9%
BP PLC - ADR	5,000	220,700
Exxon Mobil Corporation	20,000	1,682,600
Range Resources Corporation	8,400	491,064
Southwestern Energy Company *	15,000	644,550
		3,038,914
Financials - 19.9%
Capital Markets - 2.3%
Federated Investors, Inc. - Class B	30,000	802,500

Diversified Financial Services - 8.7%
H&R Block, Inc.	65,000	1,088,100
MasterCard, Inc. - Class A	3,000	755,160
Western Union Company (The)	53,000	1,100,810
		2,944,070
Insurance - 8.9%
Berkshire Hathaway, Inc. - Class A *	10	1,253,000
Unico American Corporation	182,700	1,781,325
		3,034,325

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Market Value
Health Care - 11.2%
Health Care Equipment & Supplies - 1.9%
Becton, Dickinson and Company	6,000	$477,720
C.R. Bard, Inc.	1,800	178,758
		656,478
Pharmaceuticals - 9.3%
Eli Lilly and Company	14,400	506,448
Johnson & Johnson	29,000	1,718,250
Pfizer, Inc.	45,000	913,950
		3,138,648
Industrials - 2.4%
Industrial Conglomerates - 2.4%
3M Company	8,600	804,100

Information Technology - 28.6%
Communications Equipment - 4.5%
Cisco Systems, Inc.	90,000	1,543,500

Computers & Peripherals - 8.7%
Dell, Inc. *	105,000	1,523,550
Hewlett-Packard Company	35,000	1,433,950
		2,957,500
Electronic Equipment, Instruments & Components - 2.5%
Ingram Micro, Inc. - Class A *	40,000	841,200

IT Services - 6.1%
Accenture PLC - Class A	17,000	934,490
Broadridge Financial Solutions, Inc.	50,000	1,134,500
		2,068,990
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	50,000	781,000

Software - 4.5%
Microsoft Corporation	60,000	1,521,600

Total Common Stocks (Cost $25,671,480)		$30,940,273

EXCHANGE-TRADED FUNDS - 5.4%	Shares	Market Value
iShares Barclays TIPS Bond Fund	4,000	$436,640
SPDR Gold Trust *	10,000	1,398,200
Total Exchange-Traded Funds (Cost $1,347,153)		$1,834,840

OPEN-END FUNDS - 0.0%	Shares	Market Value
Sequoia Fund (Cost $8,028)	62	$8,783

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 11.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	1,542,637	$1,542,637
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	749,423	749,423
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	1,500,000	1,500,000
Total Money Market Funds (Cost $3,792,060)		$3,792,060

Total Investments at Market Value - 107.7% (Cost $30,818,721)		$36,575,956

Liabilities in Excess of Other Assets - (7.7%)		(2,603,301)

Net Assets - 100.0%		$33,972,655

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2011.

See notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

1.   Securities valuation

The securities of Schwartz Value Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks	$30,940,273	$-	$-	$30,940,273
Exchange-Traded Funds	1,834,840	-	-	1,834,840
Open-End Funds	8,783	-	-	8,783
Money Market Funds	3,792,060	-	-	3,792,060
Total	$36,575,956	$-	$-	$36,575,956

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended March 31, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 2 or 3 securities or derivative instruments held by the Fund as of or during the quarter ended March 31, 2011.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.   Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2011:

Cost of portfolio investments	$30,818,977

Gross unrealized appreciation	$6,205,532
Gross unrealized depreciation	(448,553)

Net unrealized appreciation	$5,756,979

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Market Value
Consumer Discretionary - 11.3%
Diversified Consumer Services - 3.1%
DeVry, Inc.	80,000	$4,405,600
Education Management Corporation *	100,000	2,094,000
		6,499,600
Household Durables - 0.2%
Craftmade International, Inc. *	75,000	320,250

Specialty Retail - 5.4%
Chico's FAS, Inc.	425,000	6,332,500
Lowe's Companies, Inc.	185,000	4,889,550
		11,222,050
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	55,000	2,862,200
VF Corporation	25,000	2,463,250
		5,325,450
Consumer Staples - 2.1%
Food & Staples Retailing - 1.1%
Sysco Corporation	80,000	2,216,000

Personal Products - 1.0%
Avon Products, Inc.	75,000	2,028,000

Energy - 16.2%
Energy Equipment & Services - 5.4%
Halliburton Company	120,000	5,980,800
Schlumberger Limited	30,000	2,797,800
Tidewater, Inc.	40,000	2,394,000
		11,172,600
Oil, Gas & Consumable Fuels - 10.8%
ConocoPhillips	30,000	2,395,800
Devon Energy Corporation	30,000	2,753,100
Exxon Mobil Corporation	65,000	5,468,450
Peabody Energy Corporation	40,000	2,878,400
Range Resources Corporation	80,000	4,676,800
Southwestern Energy Company *	100,000	4,297,000
		22,469,550
Financials - 18.8%
Capital Markets - 2.6%
Federated Investors, Inc. - Class B	200,000	5,350,000

Commercial Banks - 4.4%
Comerica, Inc.	120,000	4,406,400
U.S. Bancorp	175,000	4,625,250
		9,031,650
Diversified Financial Services - 4.2%
MasterCard, Inc. - Class A	10,000	2,517,200
Western Union Company (The)	300,000	6,231,000
		8,748,200

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Market Value
Financials - 18.8% (Continued)
Insurance - 5.4%
Alleghany Corporation *	12,498	$4,136,608
Hanover Insurance Group, Inc. (The)	70,000	3,167,500
Meadowbrook Insurance Group, Inc.	111,268	1,151,624
Unico American Corporation	282,945	2,758,713
		11,214,445
Real Estate Investment Trusts - 0.9%
HCP, Inc.	50,000	1,897,000

Real Estate Management & Development - 1.3%
Kennedy-Wilson Holdings, Inc. *	250,000	2,715,000

Health Care - 13.4%
Health Care Equipment & Supplies - 5.5%
Stryker Corporation	120,000	7,296,000
Varian Medical Systems, Inc. *	60,000	4,058,400
		11,354,400
Health Care Providers & Services - 2.1%
Patterson Companies, Inc.	135,000	4,345,650

Life Sciences Tools & Services - 3.3%
Mettler-Toledo International, Inc. *	20,000	3,440,000
Waters Corporation *	40,000	3,476,000
		6,916,000
Pharmaceuticals - 2.5%
Abbott Laboratories	105,000	5,150,250

Industrials - 15.2%
Aerospace & Defense - 4.6%
BE Aerospace, Inc. *	25,000	888,250
General Dynamics Corporation	35,000	2,679,600
United Technologies Corporation	70,000	5,925,500
		9,493,350
Commercial Services & Supplies - 2.1%
Genuine Parts Company	80,000	4,291,200

Construction & Engineering - 1.3%
Foster Wheeler AG *	70,000	2,633,400

Electrical Equipment - 3.1%
General Cable Corporation *	150,000	6,495,000

Machinery - 4.1%
Caterpillar, Inc.	40,000	4,454,000
Graco, Inc.	90,000	4,094,100
		8,548,100

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Market Value
Information Technology - 11.3%
Computers & Peripherals - 3.0%
Hewlett-Packard Company	150,000	$6,145,500

IT Services - 7.3%
Accenture PLC - Class A	110,000	6,046,700
International Business Machines Corporation	27,500	4,484,425
Teradata Corporation *	90,000	4,563,000
		15,094,125
Office Electronics - 1.0%
Zebra Technologies Corporation - Class A *	55,000	2,158,200

Materials - 5.5%
Chemicals - 5.5%
FMC Corporation	60,000	5,095,800
Lubrizol Corporation (The)	25,000	3,349,000
Sherwin-Williams Company (The)	35,000	2,939,650
		11,384,450

Total Common Stocks (Cost $139,678,605)		$194,219,420

EXCHANGE-TRADED FUNDS - 2.7%	Shares	Market Value
SPDR Gold Trust * (Cost $4,115,521)	40,000	$5,592,800

MONEY MARKET FUNDS - 4.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $8,875,888)	8,875,888	$8,875,888

Total Investments at Market Value - 100.8% (Cost $152,670,014)		$208,688,108

Liabilities in Excess of Other Assets - (0.8%)		(1,542,895)

Net Assets - 100.0%		$207,145,213

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2011.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Market Value
Consumer Discretionary - 13.4%
Leisure Equipment & Products - 3.6%
Polaris Industries, Inc.	69,500	$6,047,890

Specialty Retail - 6.7%
AutoZone, Inc. *	21,300	5,826,828
Ross Stores, Inc.	76,600	5,447,792
		11,274,620
Textiles, Apparel & Luxury Goods - 3.1%
Coach, Inc.	98,300	5,115,532

Consumer Staples - 9.0%
Food Products - 6.0%
Kellogg Company	81,600	4,404,768
McCormick & Company, Inc.	118,200	5,653,506
		10,058,274
Household Products - 3.0%
Clorox Company (The)	71,600	5,017,012

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Exxon Mobil Corporation	41,400	3,482,982
Occidental Petroleum Corporation	50,300	5,255,847
		8,738,829
Financials - 8.2%
Capital Markets - 5.7%
Eaton Vance Corporation	166,600	5,371,184
SEI Investments Company	175,900	4,200,492
		9,571,676
Insurance - 2.5%
Brown & Brown, Inc.	160,200	4,133,160

Health Care - 14.6%
Biotechnology - 3.5%
Gilead Sciences, Inc. *	136,400	5,788,816

Health Care Equipment & Supplies - 9.5%
C.R. Bard, Inc.	54,300	5,392,533
Stryker Corporation	88,000	5,350,400
Varian Medical Systems, Inc. *	77,800	5,262,392
		16,005,325
Life Sciences Tools & Services - 1.6%
Mettler-Toledo International, Inc. *	16,000	2,752,000

Industrials - 27.2%
Aerospace & Defense - 4.0%
General Dynamics Corporation	57,700	4,417,512
Precision Castparts Corporation	15,500	2,281,290
		6,698,802

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Market Value
Industrials - 27.2% (Continued)
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	49,100	$2,461,874

Commercial Services & Supplies - 3.3%
Rollins, Inc.	274,350	5,569,305

Electrical Equipment - 3.3%
AMETEK, Inc.	128,400	5,632,908

Machinery - 15.1%
Danaher Corporation	101,500	5,267,850
Donaldson Company, Inc.	61,400	3,763,206
Flowserve Corporation	37,000	4,765,600
Graco, Inc.	128,200	5,831,818
Toro Company (The)	87,200	5,774,384
		25,402,858
Information Technology - 20.5%
Computers & Peripherals - 6.2%
Apple, Inc. *	15,000	5,226,750
Hewlett-Packard Company	128,500	5,264,645
		10,491,395
Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corporation - Class A	94,200	5,123,538

IT Services - 6.8%
Accenture PLC - Class A	100,900	5,546,473
Cognizant Technology Solutions Corporation - Class A *	71,200	5,795,680
		11,342,153
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corporation	170,900	7,523,018

Materials - 0.8%
Metals & Mining - 0.8%
Walter Energy, Inc.	10,000	1,354,300

Total Common Stocks (Cost $119,302,010)		$166,103,285

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $1,933,456)	1,933,456	$1,933,456

Total Investments at Market Value - 100.0% (Cost $121,235,466)		$168,036,741

Liabilities in Excess of Other Assets - (0.0%)		(63,582)

Net Assets - 100.0%		$167,973,159

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2011.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Market Value
Consumer Discretionary - 18.4%
Diversified Consumer Services - 3.8%
DeVry, Inc.	55,000	$3,028,850
Weight Watchers International, Inc.	40,000	2,804,000
		5,832,850
Media - 1.0%
John Wiley & Sons, Inc. - Class A	30,000	1,525,200

Specialty Retail - 8.8%
Cato Corporation (The) - Class A	140,000	3,430,000
Lowe's Companies, Inc.	170,000	4,493,100
Ross Stores, Inc.	45,000	3,200,400
Tractor Supply Company	40,000	2,394,400
		13,517,900
Textiles, Apparel & Luxury Goods - 4.8%
VF Corporation	43,500	4,286,055
Wolverine World Wide, Inc.	85,000	3,168,800
		7,454,855
Consumer Staples - 17.6%
Food & Staples Retailing - 2.9%
Sysco Corporation	160,000	4,432,000

Food Products - 6.0%
Hormel Foods Corporation	100,000	2,784,000
Kellogg Company	75,000	4,048,500
Lancaster Colony Corporation	40,000	2,424,000
		9,256,500
Household Products - 5.8%
Clorox Company (The)	62,000	4,344,340
Procter & Gamble Company (The)	75,000	4,620,000
		8,964,340
Personal Products - 2.9%
Avon Products, Inc.	165,000	4,461,600

Energy - 12.5%
Energy Equipment & Services - 5.3%
Halliburton Company	100,000	4,984,000
Schlumberger Limited	35,000	3,264,100
		8,248,100
Oil, Gas & Consumable Fuels - 7.2%
ConocoPhillips	65,000	5,190,900
Exxon Mobil Corporation	70,000	5,889,100
		11,080,000
Financials - 9.6%
Capital Markets - 2.3%
Federated Investors, Inc. - Class B	130,000	3,477,500

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Market Value
Financials - 9.6% (Continued)
Commercial Banks - 4.9%
BB&T Corporation	100,000	$2,745,000
Comerica, Inc.	60,000	2,203,200
United Bankshares, Inc.	100,000	2,652,000
		7,600,200
Insurance - 2.4%
Chubb Corporation (The)	10,000	613,100
HCC Insurance Holdings, Inc.	100,000	3,131,000
		3,744,100
Health Care - 10.2%
Health Care Equipment & Supplies - 7.3%
DENTSPLY International, Inc.	20,000	739,800
Medtronic, Inc.	110,000	4,328,500
Meridian Bioscience, Inc.	80,000	1,919,200
Stryker Corporation	70,000	4,256,000
		11,243,500
Pharmaceuticals - 2.9%
Abbott Laboratories	90,000	4,414,500

Industrials - 17.0%
Aerospace & Defense - 5.5%
General Dynamics Corporation	60,000	4,593,600
United Technologies Corporation	45,000	3,809,250
		8,402,850
Commercial Services & Supplies - 2.9%
Republic Services, Inc.	150,000	4,506,000

Electrical Equipment - 1.9%
Emerson Electric Company	50,000	2,921,500

Industrial Conglomerates - 3.0%
3M Company	50,000	4,675,000

Machinery - 1.4%
Illinois Tool Works, Inc.	40,000	2,148,800

Road & Rail - 2.3%
Norfolk Southern Corporation	50,000	3,463,500

Information Technology - 6.7%
IT Services - 4.0%
Jack Henry & Associates, Inc.	65,000	2,202,850
Paychex, Inc.	125,000	3,920,000
		6,122,850
Semiconductors & Semiconductor Equipment - 2.7%
Microchip Technology, Inc.	110,000	4,181,100

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Market Value
Materials - 3.9%
Chemicals - 3.9%
Lubrizol Corporation (The)	10,000	$1,339,600
RPM International, Inc.	200,000	4,746,000
		6,085,600

Total Common Stocks (Cost $117,204,186)		$147,760,345

MONEY MARKET FUNDS - 4.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	6,725,326	$6,725,326
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	603,623	603,623
Total Money Market Funds (Cost $7,328,949)		$7,328,949

Total Investments at Market Value - 100.7% (Cost $124,533,135)		$155,089,294

Liabilities in Excess of Other Assets - (0.7%)		(1,025,142)

Net Assets - 100.0%		$154,064,152

(a)	The rate shown is the 7-day effective yield as of March 31, 2011.

See notes to Schedules of Investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 88.0%	Shares	Market Value
Consumer Discretionary - 7.6%
Diversified Consumer Services - 1.0%
Matthews International Corporation - Class A	3,500	$134,925
Weight Watchers International, Inc.	2,500	175,250
		310,175
Household Durables - 0.1%
Stanley Furniture Company, Inc. *	4,600	25,392

Media - 1.3%
John Wiley & Sons, Inc. - Class A	7,934	403,365

Specialty Retail - 3.4%
Cato Corporation (The) - Class A	30,000	735,000
Signet Jewelers Ltd. *	7,500	345,150
		1,080,150
Textiles, Apparel & Luxury Goods - 1.8%
Wolverine World Wide, Inc.	15,000	559,200

Consumer Staples - 3.6%
Food Products - 3.6%
Campbell Soup Company	20,000	662,200
Lancaster Colony Corporation	7,400	448,440
		1,110,640
Energy - 13.8%
Energy Equipment & Services - 7.2%
Atwood Oceanics, Inc. *	6,000	278,580
Ensco PLC - ADR	20,000	1,156,800
Nabors Industries Ltd. *	5,000	151,900
Patterson-UTI Energy, Inc.	15,000	440,850
Rowan Companies, Inc. *	5,000	220,900
		2,249,030
Oil, Gas & Consumable Fuels - 6.6%
Cimarex Energy Company	500	57,620
Exxon Mobil Corporation	12,000	1,009,560
Range Resources Corporation	7,500	438,450
Rosetta Resources, Inc. *	2,500	118,850
Southwestern Energy Company *	10,000	429,700
		2,054,180
Financials - 23.0%
Capital Markets - 4.0%
Federated Investors, Inc. - Class B	29,400	786,450
Investment Technology Group, Inc. *	25,000	454,750
		1,241,200
Commercial Banks - 1.2%
United Bancorp Inc. *	100,000	375,000

Diversified Financial Services - 8.4%
Dun & Bradstreet Corporation (The)	7,600	609,824
H&R Block, Inc.	55,000	920,700

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0% (Continued)	Shares	Market Value
Financials - 23.0% (Continued)
Diversified Financial Services - 8.4% (Continued)
PICO Holdings, Inc. *	15,000	$450,900
Western Union Company (The)	30,000	623,100
		2,604,524
Insurance - 6.0%
Alleghany Corporation *	3,037	1,005,034
Markel Corporation *	500	207,225
Meadowbrook Insurance Group, Inc.	10,000	103,500
White Mountains Insurance Group Ltd.	1,500	546,300
		1,862,059
Real Estate Management & Development - 1.6%
St. Joe Company (The) *	20,000	501,400

Thrifts & Mortgage Finance - 1.8%
FedFirst Financial Corporation	9,620	134,391
Oritani Financial Corporation	20,000	253,600
Standard Financial Corporation *	5,000	78,500
ViewPoint Financial Group	7,981	103,753
		570,244
Health Care - 2.5%
Health Care Equipment & Supplies - 0.6%
Atrion Corporation	1,006	175,517

Health Care Providers & Services - 0.4%
VCA Antech, Inc. *	5,000	125,900

Pharmaceuticals - 1.5%
Forest Laboratories, Inc. *	15,000	484,500

Industrials - 3.1%
Aerospace & Defense - 0.9%
Sparton Corporation *	33,715	261,965

Machinery - 0.6%
Force Protection, Inc. *	40,000	196,000

Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	15,000	498,900

Information Technology - 33.0%
Communications Equipment - 1.6%
Arris Group, Inc. *	40,000	509,600

Computers & Peripherals - 8.1%
Dell, Inc. *	95,000	1,378,450
Lexmark International, Inc. - Class A *	23,800	881,552
QLogic Corporation *	15,000	278,250
		2,538,252

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0% (Continued)	Shares	Market Value
Information Technology - 33.0% (Continued)
Electronic Equipment, Instruments & Components - 9.6%
Arrow Electronics, Inc. *	20,000	$837,600
Avnet, Inc. *	30,000	1,022,700
Ingram Micro, Inc. - Class A *	40,000	841,200
ScanSource, Inc. *	7,200	273,528
		2,975,028
Internet Software & Services - 0.4%
Stamps.com, Inc. *	8,300	110,805

IT Services - 7.8%
Accenture PLC - Class A	10,000	549,700
Broadridge Financial Solutions, Inc.	50,000	1,134,500
Computer Services, Inc.	16,000	432,000
ManTech International Corporation - Class A *	3,500	148,400
SAIC, Inc. *	10,000	169,200
		2,433,800
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	50,000	781,000
Microchip Technology, Inc.	10,000	380,100
		1,161,100
Software - 1.8%
Synopsys, Inc. *	20,000	553,000

Materials - 1.4%
Chemicals - 1.4%
H.B. Fuller Company	20,000	429,600

Total Common Stocks (Cost $22,050,886)		$27,400,526

EXCHANGE-TRADED FUNDS - 5.0%	Shares	Market Value
iShares Barclays TIPS Bond Fund	1,500	$163,740
SPDR Gold Trust *	10,000	1,398,200
Total Exchange-Traded Funds (Cost $1,316,126)		$1,561,940

REPURCHASE AGREEMENTS (a) - 6.1%	Face Amount	Market Value
U.S. Bank N.A., 0.01%, dated 03/31/11, due 04/01/11, repurchase proceeds: $1,899,728 (Cost $1,899,727)	$1,899,727	$1,899,727

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 13.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (b)	1,381,668	$1,381,668
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (b)	1,381,669	1,381,669
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (b)	1,381,669	1,381,669
Total Money Market Funds (Cost $4,145,006)		$4,145,006

Total Investments at Market Value - 112.4% (Cost $29,411,745)		$35,007,199

Liabilities in Excess of Other Assets - (12.4%)		(3,861,692)

Net Assets - 100.0%		$31,145,507

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	Repurchase agreement is fully collateralized by $1,836,590 FHARM Pool #1B2502, 2.842%, due 10/01/34. The aggregate market value of the collateral at March 31, 2011 was $1,937,897.
(b)	The rate shown is the 7-day effective yield as of March 31, 2011.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 90.3%	Shares	Market Value
Consumer Discretionary - 5.8%
Automobiles - 2.3%
Toyota Motor Corporation - ADR	5,000	$401,250

Hotels, Restaurants & Leisure - 2.2%
McDonald's Corporation	5,000	380,450

Leisure Equipment & Products - 1.3%
Nintendo Company Ltd. - ADR	7,000	236,180

Consumer Staples - 11.1%
Beverages - 3.8%
Diageo PLC - ADR	4,500	342,990
Heineken NV - Unsponsored ADR	12,000	327,600
		670,590
Food & Staples Retailing - 1.4%
Delhaize Group - ADR	3,000	245,070

Food Products - 1.8%
Nestlé S.A. - ADR	5,500	316,140

Household Products - 2.1%
Colgate-Palmolive Company	4,500	363,420

Personal Products - 2.0%
Avon Products, Inc.	13,000	351,520

Energy - 12.1%
Energy Equipment & Services - 4.2%
Schlumberger Limited	3,000	279,780
Tidewater, Inc.	5,000	299,250
Transocean Ltd. *	2,000	155,900
		734,930
Oil, Gas & Consumable Fuels - 7.9%
Advantage Oil & Gas Ltd. *	25,000	224,250
Canadian Natural Resources Ltd.	7,000	346,010
Exxon Mobil Corporation	4,000	336,520
Petróleo Brasileiro S.A. - ADR	6,500	262,795
Suncor Energy, Inc.	5,000	224,200
		1,393,775
Financials - 12.8%
Commercial Banks - 5.0%
Banco Santander S.A. - ADR	16,000	187,520
Barclays PLC - ADR	11,000	199,540
BNP Paribas - ADR	5,500	201,685
Toronto-Dominion Bank (The)	3,300	292,347
		881,092

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Market Value
Financials - 12.8% (Continued)
Diversified Financial Services - 3.5%
MasterCard, Inc. - Class A	1,200	$302,064
Western Union Company (The)	15,000	311,550
		613,614
Insurance - 4.3%
Allianze SE - ADR	13,000	183,170
AXA S.A. - ADR	9,000	188,460
Tokio Marine Holdings, Inc. - ADR	8,000	214,240
Zurich Financial Services AG - ADR	6,500	182,520
		768,390
Health Care - 4.2%
Health Care Equipment & Supplies - 1.7%
Mindray Medical International Ltd. - ADR	12,000	302,400

Pharmaceuticals - 2.5%
Abbott Laboratories	9,000	441,450

Industrials - 15.8%
Aerospace & Defense - 2.0%
United Technologies Corporation	4,200	355,530

Construction & Engineering - 1.9%
Foster Wheeler AG *	9,000	338,580

Electrical Equipment - 2.4%
General Cable Corporation *	9,500	411,350

Industrial Conglomerates - 5.9%
3M Company	4,200	392,700
Koninklijke Philips Electronics NV - ADR	10,000	321,700
Siemens AG - ADR	2,300	315,882
		1,030,282
Machinery - 1.7%
Lincoln Electric Holdings, Inc.	4,000	303,680

Road & Rail - 1.9%
Canadian National Railway Company	4,500	338,715

Information Technology - 13.1%
Computers & Peripherals - 2.6%
Hewlett-Packard Company	11,000	450,670

Electronic Equipment, Instruments & Components - 1.6%
LG Display Company Ltd. - ADR	18,500	291,005

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Market Value
Information Technology - 13.1% (Continued)
IT Services - 4.2%
Accenture PLC - Class A	6,000	$329,820
International Business Machines Corporation	2,500	407,675
		737,495
Office Electronics - 1.3%
Zebra Technologies Corporation - Class A *	6,000	235,440

Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	20,000	243,600

Software - 2.0%
Longtop Financial Technologies Limited - ADR *	11,000	345,620

Materials - 9.8%
Chemicals - 7.9%
FMC Corporation	4,500	382,185
International Flavors & Fragrances, Inc.	6,000	373,800
Lubrizol Corporation (The)	2,000	267,920
Syngenta AG - ADR	5,500	358,435
		1,382,340
Metals & Mining - 1.9%
BHP Billiton Ltd. - ADR	3,500	335,580

Telecommunication Services - 5.6%
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.	4,000	166,200
Telefónica S.A. - ADR	9,000	226,980
		393,180
Wireless Telecommunication Services - 3.4%
América Móvil S.A.B. de C.V. - Series L - ADR	4,500	261,450
Millicom International Cellular S.A.	3,500	336,595
		598,045

Total Common Stocks (Cost $13,941,844)		$15,891,383

EXCHANGE-TRADED FUNDS - 1.2%	Shares	Market Value
SPDR Gold Trust * (Cost $183,292)	1,500	$209,730

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 13.1%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	816,381	$816,381
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	664,970	664,970
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	816,381	816,381
Total Money Market Funds (Cost $2,297,732)		$2,297,732

Total Investments at Market Value - 104.6% (Cost $16,422,868)		$18,398,845

Liabilities in Excess of Other Assets - (4.6%)		(806,714)

Net Assets - 100.0%		$17,592,131

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2011.

See notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

U.S. TREASURY OBLIGATIONS - 26.5%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 4.8%
2.500%, due 07/15/16	$2,180,620	$2,475,004
2.625%, due 07/15/17	1,062,400	1,220,183
		3,695,187
U.S. Treasury Notes - 21.7%
1.000%, due 10/31/11	2,500,000	2,511,523
0.750%, due 11/30/11	2,500,000	2,508,693
1.375%, due 10/15/12	1,500,000	1,518,399
1.375%, due 03/15/13	1,500,000	1,517,400
1.250%, due 02/15/14	2,000,000	2,001,250
2.375%, due 08/31/14	1,500,000	1,544,062
2.500%, due 04/30/15	3,000,000	3,081,798
2.625%, due 02/29/16	1,000,000	1,020,312
2.375%, due 03/31/16	1,000,000	1,006,953
		16,710,390

Total U.S. Treasury Obligations (Cost $19,844,291)		$20,405,577

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.6%	Par Value	Market Value
Federal Farm Credit Bank - 4.2%
4.480%, due 08/24/12	$1,000,000	$1,054,088
4.600%, due 12/27/12	1,000,000	1,066,425
4.500%, due 01/22/15	1,000,000	1,096,238
		3,216,751
Federal Home Loan Bank - 1.7%
2.650%, due 08/12/13	750,000	755,611
3.740%, due 02/06/14	500,000	513,678
		1,269,289
Private Export Funding Corporation - 2.7%
5.685%, due 05/15/12	1,500,000	1,588,228
3.550%, due 04/15/13	500,000	525,896
		2,114,124

Total U.S. Government & Agency Obligations (Cost $6,345,954)		$6,600,164

CORPORATE BONDS - 38.7%	Par Value	Market Value
Consumer Discretionary - 3.9%
Johnson Controls, Inc., 5.500%, due 01/15/16	$500,000	$553,352
Lowe's Companies, Inc., 5.000%, due 10/15/15	500,000	555,023
McGraw-Hill Companies, Inc. (The), 5.375%, due 11/15/12	500,000	528,758
TJX Companies, Inc. (The), 4.200%, due 08/15/15	1,250,000	1,329,731
		2,966,864
Consumer Staples - 6.4%
Avon Products, Inc., 5.625%, due 03/01/14	1,000,000	1,093,819
Clorox Company (The), 5.000%, due 01/15/15	1,000,000	1,080,075

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.7% (Continued)	Par Value	Market Value
Consumer Staples - 6.4% (Continued)
Hormel Foods Corporation, 6.625%, due 06/01/11	$600,000	$606,202
Procter & Gamble Company (The), 4.950%, due 08/15/14	1,000,000	1,108,989
Sysco Corporation, 4.200%, due 02/12/13	1,000,000	1,054,960
		4,944,045
Energy - 2.9%
Apache Corporation, 5.625%, due 01/15/17	1,000,000	1,124,673
ConocoPhillips, 4.750%, due 02/01/14	1,000,000	1,085,380
		2,210,053
Financials - 6.8%
BB&T Corporation, 4.750%, due 10/01/12	1,000,000	1,048,525
Burlington Resources Financial Company, 6.500%, due 12/01/11	500,000	519,461
Caterpillar Financial Services Corporation, 4.750%, due 02/17/15	1,000,000	1,091,769
National Rural Utilities Cooperative Finance Corporation, 4.750%, due 03/01/14	1,000,000	1,079,853
U.S. Bancorp, 2.450%, due 07/27/15	1,500,000	1,482,998
		5,222,606
Health Care - 1.3%
Stryker Corporation, 3.000%, due 01/15/15	1,000,000	1,024,711

Industrials - 5.2%
Cooper US, Inc., 5.450%, due 04/01/15	1,000,000	1,103,729
Eaton Corporation, 4.900%, due 05/15/13	500,000	535,516
Ryder System, Inc., 3.150%, due 03/02/15	1,000,000	1,003,792
Union Pacific Corporation, 5.125%, due 02/15/14	500,000	545,850
Union Pacific Corporation, 4.875%, due 01/15/15	750,000	812,374
		4,001,261
Information Technology - 4.2%
Hewlett-Packard Company, 6.125%, due 03/01/14	1,000,000	1,120,090
Hewlett-Packard Company, 2.125%, due 09/13/15	500,000	490,306
International Business Machines Corporation, 4.750%, due 11/29/12	500,000	531,364
International Business Machines Corporation, 6.500%, due 10/15/13	500,000	562,955
International Business Machines Corporation, 2.000%, due 01/05/16	500,000	486,444
		3,191,159
Materials - 2.7%
Praxair, Inc., 6.375%, due 04/01/12	1,000,000	1,052,563
Sherwin-Williams Company (The), 3.125%, due 12/15/14	1,000,000	1,042,977
		2,095,540
Telecommunication Services - 1.5%
Verizon Communications, Inc., 4.350%, due 02/15/13	500,000	527,897
Verizon Communications, Inc., 4.900%, due 09/15/15	600,000	654,111
		1,182,008

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.7% (Continued)	Par Value	Market Value
Utilities - 3.8%
Duke Energy Corporation, 3.950%, due 09/15/14	$800,000	$839,100
NextEra Energy Capital Holdings, Inc., 5.625%, due 09/01/11	1,000,000	1,020,039
Southern Power Company, 6.250%, due 07/15/12	1,000,000	1,061,116
		2,920,255

Total Corporate Bonds (Cost $28,980,509)		$29,758,502

COMMON STOCKS - 19.1%	Shares	Market Value
Consumer Discretionary - 1.5%
Specialty Retail - 0.5%
Cato Corporation (The) - Class A	15,000	$367,500

Textiles, Apparel & Luxury Goods - 1.0%
VF Corporation	8,000	788,240

Consumer Staples - 4.7%
Food & Staples Retailing - 1.0%
Sysco Corporation	27,500	761,750

Household Products - 2.6%
Clorox Company (The)	10,000	700,700
Kimberly-Clark Corporation	11,000	717,970
Procter & Gamble Company (The)	10,000	616,000
		2,034,670
Personal Products - 1.1%
Avon Products, Inc.	30,000	811,200

Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
ConocoPhillips	12,500	998,250
Exxon Mobil Corporation	10,000	841,300
		1,839,550
Financials - 2.4%
Capital Markets - 1.1%
Federated Investors, Inc. - Class B	30,000	802,500

Commercial Banks - 1.0%
United Bankshares, Inc.	30,000	795,600

Insurance - 0.3%
Chubb Corporation (The)	4,000	245,240

Health Care - 1.3%
Pharmaceuticals - 1.3%
Abbott Laboratories	20,000	981,000

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.1% (Continued)	Shares	Market Value
Industrials - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corporation	5,000	$382,800

Industrial Conglomerates - 1.0%
3M Company	8,000	748,000

Road & Rail - 0.4%
Norfolk Southern Corporation	5,000	346,350

Information Technology - 1.8%
IT Services - 1.0%
Paychex, Inc.	25,000	784,000

Semiconductors & Semiconductor Equipment - 0.8%
Microchip Technology, Inc.	15,000	570,150

Materials - 1.2%
Chemicals - 1.2%
RPM International, Inc.	40,000	949,200

Utilities - 1.9%
Electric Utilities - 1.4%
Exelon Corporation	8,000	329,920
Southern Company (The)	20,000	762,200
		1,092,120
Multi-Utilities - 0.5%
NSTAR	8,000	370,160

Total Common Stocks (Cost $12,440,743)		$14,670,030

MONEY MARKET FUNDS - 7.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	3,649,293	$3,649,293
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	2,449,454	2,449,454
Total Money Market Funds (Cost $6,098,747)		$6,098,747

Total Investments at Market Value - 100.8% (Cost $73,710,244)		$77,533,020

Liabilities in Excess of Other Assets - (0.8%)		(612,955)

Net Assets - 100.0%		$76,920,065

(a)	The rate shown is the 7-day effective yield as of March 31, 2011.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2011 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies.  Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, U.S. Treasury Obligations, U.S. Government Agency Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2011 by security type:

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ave Maria Catholic Values	Level 1	Level 2	Level 3	Total

Common Stocks	$194,219,420	$-	$-	$194,219,420
Exchange-Traded Funds	5,592,800	-	-	5,592,800
Money Market Funds	8,875,888	-	-	8,875,888
Total	$208,688,108	$-	$-	$208,688,108

Ave Maria Growth	Level 1	Level 2	Level 3	Total

Common Stocks	$166,103,285	$-	$-	$166,103,285
Money Market Funds	1,933,456	-	-	1,933,456
Total	$168,036,741	$-	$-	$168,036,741

Ave Maria Rising Dividend	Level 1	Level 2	Level 3	Total

Common Stocks	$147,760,345	$-	$-	$147,760,345
Money Market Funds	7,328,949	-	-	7,328,949
Total	$155,089,294	$-	$-	$155,089,294

Ave Maria Opportunity	Level 1	Level 2	Level 3	Total

Common Stocks	$27,400,526	$-	$-	$27,400,526
Exchange-Traded Funds	1,561,940	-	-	1,561,940
Repurchase Agreements	-	1,899,727	-	1,899,727
Money Market Funds	4,145,006	-	-	4,145,006
Total	$33,107,472	$1,899,727	$-	$35,007,199

Ave Maria World Equity	Level 1	Level 2	Level 3	Total

Common Stocks	$15,891,383	$-	$-	$15,891,383
Exchange-Traded Funds	209,730	-	-	209,730
Money Market Funds	2,297,732	-	-	2,297,732
Total	$18,398,845	$-	$-	$18,398,845

Ave Maria Bond	Level 1	Level 2	Level 3	Total

Common Stocks	$14,670,030	$-	$-	$14,670,030
U.S. Treasury Obligations	-	20,405,577	-	20,405,577
U.S. Government & Agency Obligations	-	6,600,164	-	6,600,164
Corporate Bonds	-	29,758,502	-	29,758,502
Money Market Funds	6,098,747	-	-	6,098,747
Total	$20,768,777	$56,764,243	$-	$77,533,020

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and sector or industry type.  During the quarter ended March 31, 2011, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held by the Funds as of or during the quarter ended March 31, 2011.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2011:

	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising	Opportunity	World	Bond
	Values Fund	Fund	Dividend Fund	Fund	Equity Fund	Fund

Cost of portfolio investments	$153,119,145	$121,413,105	$124,906,493	$29,433,551	$16,422,868	$73,710,244

Gross unrealized appreciation	$57,098,477	$47,853,919	$31,308,162	$5,619,141	$2,166,551	$4,068,950
Gross unrealized depreciation	(1,529,514)	(1,230,283)	(1,125,361)	(45,493)	(190,574)	(246,174)

Net unrealized appreciation	$55,568,963	$46,623,636	$30,182,801	$5,573,648	$1,975,977	$3,822,776

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President
Date	May 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 3, 2011

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date	May 3, 2011

* Print the name and title of each signing officer under his or her signature.